Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of April 2015
Collection Period Start	1-Apr-15	Distribution Date	15-May-15
Collection Period End	30-Apr-15	30/360 Days	30
Beg. of Interest Period	15-Apr-15	Actual/360 Days	30
End of Interest Period	15-May-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	534,021,192.55	492,055,771.76	0.5105056
Total Securities		963,859,720.12	534,021,192.55	492,055,771.76	0.5105056
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	23,842,756.55	7,746,430.77	0.0553316
Class A-2b Notes	0.451500%	225,000,000.00	38,318,715.88	12,449,620.87	0.0553316
Class A-3 Notes	0.750000%	193,000,000.00	193,000,000.00	193,000,000.00	1.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	16,096,325.78	11,325.31	114.9737556	0.0808951
Class A-2b Notes	25,869,095.01	14,417.42	114.9737556	0.0640774
Class A-3 Notes	0.00	120,625.00	0.0000000	0.6250000
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	41,965,420.79	234,534.40

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,366,452.77
Monthly Interest				2,412,131.48
Total Monthly Payments				9,778,584.25

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				331,475.06
Aggregate Sales Proceeds Advance				17,269,260.42
Total Advances				17,600,735.48

Vehicle Disposition Proceeds:
Reallocation Payments				23,799,324.95
Repurchase Payments				1,171,471.51
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,938,556.31
Excess Wear and Tear and Excess Mileage				170,729.53
Remaining Payoffs				0.00
Net Insurance Proceeds				487,678.56
Residual Value Surplus				634,204.97
Total Collections				66,581,285.56

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	19,335,546.95			1,323
Involuntary Repossession	200,433.00			13
Voluntary Repossession	91,360.00			6
Full Termination	4,171,985.00			270
Bankruptcy	-			-
Insurance Payoff		480,948.53		24
Customer Payoff			221,804.33	12
Grounding Dealer Payoff			8,777,065.49	468
Dealer Purchase			3,096,711.88	161
Total	23,799,324.95	480,948.53	12,095,581.70	2,277

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of April 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	28,974	599,891,835.96	7.00000%	534,021,192.55
Total Depreciation Received		(8,410,395.22)		(6,872,981.54)
Principal Amount of Gross Losses	(41)	(845,060.32)		(759,263.27)
Repurchase / Reallocation	(69)	(1,240,774.45)		(1,171,471.51)
Early Terminations	(905)	(16,380,318.16)		(14,741,505.51)
Scheduled Terminations	(1,102)	(20,196,605.02)		(18,420,198.96)
Pool Balance - End of Period	26,857	552,818,682.79		492,055,771.76

Remaining Pool Balance
Lease Payment				84,154,012.16
Residual Value				407,901,759.60
Total				492,055,771.76

III. DISTRIBUTIONS

Total Collections					66,581,285.56
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					66,581,285.56

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					507,482.55
3. Reimbursement of Sales Proceeds Advance					20,155,535.16
4. Servicing Fee:
Servicing Fee Due					445,017.66
Servicing Fee Paid					445,017.66
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					21,108,035.37

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					11,325.31

Class A-2 Notes Monthly Interest Paid					11,325.31
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					14,417.42

Class A-2 Notes Monthly Interest Paid					14,417.42
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					120,625.00

Class A-3 Notes Monthly Interest Paid					120,625.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of April 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	234,534.40
Total Note and Certificate Monthly Interest Paid	234,534.40
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	45,238,715.79

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	41,965,420.79

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	41,965,420.79
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,273,295.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of April 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,273,295.00
Gross Reserve Account Balance		17,731,190.80
Remaining Available Collections Released to Seller		3,273,295.00
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		8.38
Monthly Prepayment Speed		90%
Lifetime Prepayment Speed		81%

	$	units
Recoveries of Defaulted and Casualty Receivables	850,695.05
Securitization Value of Defaulted Receivables and Casualty Receivables	759,263.27	41
Aggregate Defaulted and Casualty Gain (Loss)	91,431.78
Pool Balance at Beginning of Collection Period	534,021,192.55
Net Loss Ratio	0.0171%

Cumulative Net Losses for all Periods	0.1481%	1,427,132.18

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,953,682.82	171
61-90 Days Delinquent	865,133.90	47
91-120+ Days Delinquent	328,418.36	19
Total Delinquent Receivables:	4,147,235.08	237
60+ Days Delinquencies as Percentage of Receivables	0.22%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	23,507,531.95	1589
Securitization Value	24,975,621.33
Aggregate Residual Gain (Loss)	(1,468,089.38)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	114,918,862.18	7,670
Cumulative Securitization Value	125,859,900.03
Cumulative Residual Gain (Loss)	(10,941,037.85)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		33,741,893.96
Reimbursement of Outstanding Advance		20,155,535.16
Additional Advances for current period		17,269,260.42
Ending Balance of Residual Advance		30,855,619.22

Beginning Balance of Payment Advance		1,109,056.65
Reimbursement of Outstanding Payment Advance		507,482.55
Additional Payment Advances for current period		331,475.06
Ending Balance of Payment Advance		933,049.16

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of April 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No